Finance Expense (Income), Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trading income (expense) [text block] [Abstract]
Schedule of Finance expenses
	For the year ended December 31
	2021	2020	2019
	USD thousands
Finance expenses
Fees and interest expense	79	56	81
Loss from exchange rate differences, net	133	5	100

	212	61	181